Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Components of Comprehensive Income (Loss), Gross and Net Of Tax

The components of comprehensive loss, both gross and net of tax, are as follows:

	Year ended December 31, 2013			Year ended December 31, 2012			Year ended December 31, 2011
	Gross	Tax	Net	Gross	Tax	Net	Gross	Tax	Net
Net income	$175,786	(63,755)	112,031	144,850	(56,083)	88,767	125,167	(46,281)	78,886
Other comprehensive loss:
Change in funded status of retirement obligations	16	(6)	10	(4,267)	1,707	(2,560)	(2,859)	1,144	(1,715)
Unrealized (loss) gain on securities available-for-sale	(21,930)	9,103	(12,827)	7,973	(2,893)	5,080	16,188	(6,686)	9,502
Net Loss on Securities reclassified from available for sale to held to maturity	(12,243)	5,001	(7,242)	—	—	—	—	—	—
Accretion of loss on securities reclassified to held to maturity available for sale	1,670	(682)	988	—	—	—	—	—	—
Unrealized gain on security reclassified from held to maturity to available for sale	233	(95)	138	—	—	—	—	—	—
Reclassification adjustment for (gain) losses included in net income	(684)	279	(405)	177	(72)	105	(1,168)	477	(691)
Noncredit related component other-than-temporary impairment on security	38	(16)	22	—	—	—	—	—	—
Other-than-temporary impairment accretion on debt securities	2,075	(848)	1,227	1,478	(604)	874	3,338	(1,364)	1,974

Total other comprehensive income	(30,825)	12,736	(18,089)	5,361	(1,862)	3,499	15,499	(6,429)	9,070

Total comprehensive income	$144,961	(51,019)	93,942	150,211	(57,945)	92,266	140,666	(52,710)	87,956

Component of Accumulated Other Comprehensive Loss

The following table presents the after-tax changes in the balances of each component of accumulated other comprehensive loss for the years ended December 31, 2013 and 2012:

	Change in funded status of retirement obligations	Net Unrealized gains (losses) on investment securities	Total accumulated other comprehensive loss
Balance - December 31, 2012	$(5,879)	(1,728)	(7,607)
Net change	10	(18,099)	(18,089)

Balance - December 31, 2013	$(5,869)	(19,827)	(25,696)

Balance - December 31, 2011	$(3,319)	(7,787)	(11,106)
Net change	(2,560)	6,059	3,499

Balance - December 31, 2012	$(5,879)	(1,728)	(7,607)

The following table sets for information about amounts reclassified from accumulated other comprehensive loss to the consolidated statement of income and the affected line item in the statement where net income is presented.

Year Ended December 31, 2013
(In thousands)
Reclassification adjustment for gains included in net income
Gain on security transactions	$(684)
Noncredit-related gains on securities not expected to be sold (recognized in other comprehensive income)	38
Change in funded status of retirement obligations (1)
Compensation and fringe benefits:
Adjustment of net obligation	(941)
Amortization of net obligation or asset	33
Amortization of prior service cost	147
Amortization of net gain	777

Compensation and fringe benefits	16

Total before tax	(630)
Income tax (expense) benefit	(257)

Net of tax	$(373)

(1)	These accumulated other comprehensive loss components are included in the computations of net periodic cost for our defined benefit plans and other post-retirement benefit plan. See Note 11 for additional details.